Convertible Bonds (Details Textual) - Convertible Debt [Member] - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2011	May. 16, 2011	Jan. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 0	$ 18,000,000	$ 4,000,000	$ 10,000,000	$ 4,000,000
Debt Instrument, Number of Shares Convertible, Description	Number of shares convertible = (Principle + 6% conversion interest compounded annually) / Conversion price If an IPO occurs on or before the eighteen (18) month anniversary of the closing date of the initial closing, no conversion interest shall be payable for the first 18 months period.
Debt Instrument, Redemption, Description	In the event that an IPO has not been consummated on or prior to the two-year anniversary of the original issue date, the holder of note shall have the right exercisable for a thirty (30) day period following the two-year anniversary of the original issue date to require the Company to redeem with 15% interest rate per annum.
Debt Conversion, Converted Instrument, Shares Issued	20,346
Debt Conversion, Converted Instrument, Amount	$ 8,897,000